Property and Equipment, Net (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 2.6	¥ 2.0
Impairment for property and equipment